Prepaid Expenses - Summary of Prepaid Expenses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses details [abstract]
Rents	R$ 30,400	R$ 37,106
Advertising and publicity	17,752	24,857
Deferred Stock Plan, net (see Note 8.c)	9,900	15,965
Insurance premiums	58,675	61,884
Software maintenance	24,233	23,216
Employee benefits	8,924	3,425
IPVA and IPTU	2,632	937
Contribution - private pension fund (see Note 20.a)	36,068
Other prepaid expenses	14,045	13,181
Prepaid expenses	202,629	180,571
Current	132,122	111,355
Non-current	R$ 70,507	R$ 69,216